Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	4,828	$12,118
National CineMedia Inc.	2,651	11,320

		23,438

Commercial Services — 1.6%
Graham Holdings Co., Class B	132	83,901
John Wiley & Sons Inc., Class A	560	31,886
Nielsen Holdings PLC	8,381	214,973
Viad Corp.	176	7,332

		338,092

Entertainment — 6.0%
AMC Entertainment Holdings Inc., Class A(b)	1,210	12,136
Caesars Entertainment Inc.(a)	927	90,698
Churchill Downs Inc.	473	100,040
Cinemark Holdings Inc.	3,421	72,525
IMAX Corp.(a)	2,112	43,549
Lions Gate Entertainment Corp., Class A(a)(b)	4,433	64,146
Lions Gate Entertainment Corp., Class B, NVS(a)	8,357	105,298
Live Nation Entertainment Inc.(a)	2,982	244,166
Madison Square Garden Entertainment Corp.(a)	156	14,135
Madison Square Garden Sports Corp.(a)	528	97,596
Penn National Gaming Inc.(a)	668	59,532
Reading International Inc., Class A, NVS(a)	495	2,960
Scientific Games Corp./DE, Class A(a)	1,454	85,088
SeaWorld Entertainment Inc.(a)	1,309	71,681
Six Flags Entertainment Corp.	2,057	96,638
Warner Music Group Corp., Class A	1,923	72,997

		1,233,185

Home Furnishings — 0.8%
Dolby Laboratories Inc., Class A	1,551	157,380

Internet — 17.8%
Alphabet Inc., Class A(a)	153	360,086
Alphabet Inc., Class C, NVS(a)	153	368,748
IAC/InterActiveCorp.(a)	1,561	395,667
Match Group Inc.(a)	1,659	258,190
Netflix Inc.(a)	1,487	763,530
Roku Inc.(a)	2,571	881,776
Twitter Inc.(a)	11,441	631,772

		3,659,769

Leisure Time — 0.1%
Carnival Corp.(a)	518	14,483
Liberty TripAdvisor Holdings Inc., Class A(a)	958	4,848

		19,331

Lodging — 0.5%
Las Vegas Sands Corp.	1,439	88,153
Marcus Corp. (The)(a)	330	6,587

		94,740

Media — 56.8%
Altice USA Inc., Class A(a)	11,629	422,249
AMC Networks Inc., Class A(a)(b)	2,376	119,465
Cable One Inc.	178	318,620
Charter Communications Inc., Class A(a)	1,252	843,159
Comcast Corp., Class A	17,566	986,331
Discovery Inc., Class A(a)	8,909	335,513
Discovery Inc., Class C, NVS(a)	19,797	639,641
DISH Network Corp., Class A(a)	10,145	454,395
Entercom Communications Corp.	7,282	35,245

Security	Shares	Value

Media (continued)
Entravision Communications Corp., Class A	1,670	$6,430
EW Scripps Co. (The), Class A, NVS	4,534	98,025
Fox Corp., Class A, NVS	25,433	951,703
Fox Corp., Class B	12,276	446,601
Gannett Co. Inc.(a)	2,386	10,833
Gray Television Inc.	6,312	128,260
Hemisphere Media Group Inc.(a)	1,133	13,845
Iheartmedia Inc., Class A(a)	2,010	38,471
Liberty Broadband Corp., Class A(a)	844	133,074
Liberty Broadband Corp., Class C, NVS(a)	5,029	818,319
Liberty Global PLC, Class A(a)	3,421	92,025
Liberty Global PLC, Class C, NVS(a)	10,384	280,991
Liberty Latin America Ltd., Class A(a)	427	5,929
Liberty Latin America Ltd., Class C, NVS(a)	2,508	34,987
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	792	35,791
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a	910	41,159
Meredith Corp.(a)	2,090	64,999
MSG Networks Inc., Class A(a)	2,893	45,912
New York Times Co. (The), Class A	5,808	263,741
News Corp., Class A, NVS	16,059	420,666
News Corp., Class B	4,752	115,521
Nexstar Media Group Inc., Class A	3,352	494,118
Saga Communications Inc., Class A	297	6,691
Scholastic Corp., NVS	594	18,016
Sinclair Broadcast Group Inc., Class A	3,992	129,620
Sirius XM Holdings Inc.(b)	41,493	253,107
TEGNA Inc.	16,179	324,551
ViacomCBS Inc., Class A	362	16,362
ViacomCBS Inc., Class B, NVS	23,817	976,973
Walt Disney Co. (The)(a)	5,917	1,100,680
World Wrestling Entertainment Inc., Class A	2,994	164,999

		11,687,017

Real Estate Investment Trusts — 0.9%
Lamar Advertising Co., Class A	1,265	125,286
Ryman Hospitality Properties Inc.	882	69,369

		194,655

Retail — 0.9%
Qurate Retail Inc. Series A	14,869	176,941

Software — 10.6%
Activision Blizzard Inc.	8,658	789,523
Daily Journal Corp.(a)	22	6,714
Electronic Arts Inc.	5,026	714,094
Take-Two Interactive Software Inc.(a)(b)	2,675	469,141
Xperi Holding Corp.	1,176	24,167
Zynga Inc., Class A(a)	15,641	169,236

		2,172,875

Telecommunications — 0.6%
AT&T Inc.	2,166	68,034
Harmonic Inc.(a)(b)	1,276	9,978
Shenandoah Telecommunications Co.	827	39,084

		117,096

Toys, Games & Hobbies — 2.7%
Hasbro Inc.	4,508	448,320
Mattel Inc.(a)	5,028	107,901

		556,221

Total Common Stocks — 99.4% (Cost: $16,568,962)		20,430,740

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	693,565	$693,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	118,000	118,000

		811,912

Total Short-Term Investments — 3.9% (Cost: $811,901)		811,912

Total Investments in Securities — 103.3% (Cost: $17,380,863)		21,242,652

Other Assets, Less Liabilities — (3.3)%		(681,970)

Net Assets — 100.0%		$20,560,682

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$507,804	$186,352	(a)	$—	$(290)	$46	$693,912	693,565	$1,509	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	40,000	(a)	—	—	—	118,000	118,000	60		—

					$(290)	$46	$811,912		$1,569		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,430,740	$—	$—	$20,430,740
Money Market Funds	811,912	—	—	811,912

	$21,242,652	$—	$—	$21,242,652

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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